Reverse Recapitalization - Additional Information (Details) $ in Thousands	Dec. 29, 2023 USD ($) shares
Business Acquisition [Line Items]
Gross cash consideration from recapitalization	$ 21,877
Value of shares redeemed and canceled	$ 19,338
Conversion of shares to common stock in connection with reverse merger, shares | shares	58,500,000
Deferred underwriting fees and filing fees	$ 2,345
Initial Public Offering [Member]
Business Acquisition [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	216,298
GRIID
Business Acquisition [Line Items]
Asset Acquisition, Consideration Transferred, Transaction Cost	$ 3,167
Adit EdTech Sponsor
Business Acquisition [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	6,900,000
A D E X Merger Sub L L C [Member]
Business Acquisition [Line Items]
Total estimated transaction costs	$ 21,140
Acquisition Recapitalization Costs	$ 2,225